Information Related to Stock Option Expense (Detail) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	$ 76,647		$ 14,071
Unrecognized expense	0
Stock Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	294,520		305,702	874,193		647,815
Unrecognized expense	2,203,230			2,328,885
Weighted Average Amortization Period (Years)	2 years 4 months 24 days			2 years 7 months 6 days
Consulting | Stock Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	96,803		100,613	365,825		160,894
Unrecognized expense	585,273			654,956
Weighted Average Amortization Period (Years)	2 years 3 months 18 days			2 years 7 months 6 days
Research and development | Stock Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	128,432		121,390	328,740		251,758
Unrecognized expense	755,231	[1]		712,551	[2]
Weighted Average Amortization Period (Years)	2 years 4 months 24 days			2 years 6 months
General and administrative | Stock Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	69,285		83,699	179,628		235,163
Unrecognized expense	$ 862,726			$ 961,378
Weighted Average Amortization Period (Years)	2 years 4 months 24 days			2 years 7 months 6 days

[1]	Includes $331,341 of expense that is subject to non-employee mark-to-market adjustments.
[2]	Includes $448,189 of expense that is subject to non-employee mark-to-market adjustments.